Ordinary shares - Equity transactions (Details) - USD ($)			3 Months Ended	9 Months Ended
	Jul. 14, 2017	Apr. 28, 2017	Sep. 30, 2017	Sep. 30, 2017
Concurrent with CRG credit facility borrowing
Equity transactions
Price per share (in dollars per share)	$ 6.98
Gross proceeds from stock issuance	$ 3,000,000
Issuance of shares (in shares)	429,799
Issuance of shares, net of offering costs				$ 2,981,000
ATM Facility
Equity transactions
Aggregate shares issuable (in dollars)		$ 40,000,000
Sales commission (as a percent)		3.00%
Issuance of shares (in shares)			10,300
Issuance of shares, net of offering costs			$ 73,000	$ 73,000
Fees paid			$ 2,000